INCOME TAX (Tables)	1 Months Ended
Sep. 30, 2025
Pelican Holdco Inc [Member]
Schedule of deferred tax assets and liabilities are:

For the Period from September 5, 2025 (Inception) to September 30, 2025
Deferred tax assets:
Deferred start-up and organizational expenditures	(99)
Total deferred tax assets, net	(99)
Valuation allowance	99
Deferred tax assets, net of valuation allowance	$-

The reconciliation of the statutory federal income tax with the provision (benefit) for income taxes is as follows:

	For the Period from September 5, 2025 (Inception) to September 30, 2025
Income tax benefit at federal statutory rate	99	21.0%
Income tax (benefit) at state statutory rate	-	-
Change in valuation allowance	(99)	21.0%
Permanent differences	-	-
Total income tax provision (benefit)	$-	0%